SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
Summary of share option activity

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2015	5,688,594	US$	25.59

Granted	1,442,400	US$	31.40
Exercised	(838,809)	US$	15.91
Forfeited	(202,280)	US$	29.04

Outstanding at December 31, 2015	6,089,905	US$	28.19	3.38	US$	12,942

Vested and expected to vest at December 31, 2015	5,844,283	US$	28.09	3.32	US$	12,879

Exercisable at December 31, 2015	3,381,662	US$	26.16	2.31	US$	12,316

Summary of non-vested share option activity

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2015	2,642,255	US$	11.28

Granted	1,442,400	US$	10.64
Vested	(1,174,132)	US$	11.12
Forfeited	(202,280)	US$	11.16

Non-vested at December 31, 2015	2,708,243	US$	11.02

Expected to vest at December 31, 2015	2,462,621	US$	11.02